Capital structure and financial items - Share capital, Treasury shares and Other reserves - Specification of Other reserves (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning of the year	kr 70,746	kr 63,325	kr 57,593
Other comprehensive income	4,778	(670)	(610)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)		13	326
Equity at end of period	83,486	70,746	63,325
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning of the year	(1,714)	(911)	(694)
Other comprehensive income	4,163	(816)	(543)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)		13	326
Equity at end of period	kr 2,449	kr (1,714)	kr (911)